PREFERRED LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclsoure of Preferred Limited Partners Equity [Abstract]
Summary of Brookfield Renewable’s preferred limited partners’ equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
				2020	2019	December 31, 2020	December 31, 2019
Series 5 (C$72)	2.89	5.59	April 2018	$3	$3	$49	$49
Series 7 (C$175)	7.00	5.50	January 2021	7	7	128	128
Series 9 (C$200)	8.00	5.75	July 2021	9	9	147	147
Series 11 (C$250)	10.00	5.00	April 2022	9	9	187	187
Series 13 (C$250)	10.00	5.00	April 2023	9	10	196	196
Series 15 (C$175)	7.00	5.75	April 2024	8	6	126	126
Series 17 ($200)	8.00	5.25	March 2025	9	—	195	—
	52.89			$54	$44	$1,028	$833